United Bankshares, Inc. (Parent Company Only) Financial Information - Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net interest income	$ 229,690	$ 228,453	$ 227,461	$ 234,320	$ 249,404	$ 240,622	$ 214,903	$ 191,502	$ 919,924	$ 896,431	$ 742,734
Income before income taxes and Equity in Undistributed Net Income of Subsidiaries									463,805	475,783	462,853
Applicable income tax benefit	24,813	24,779	23,452	24,448	26,608	25,919	23,531	20,098	97,492	96,156	95,115
Net Income	$ 79,390	$ 96,157	$ 92,459	$ 98,307	$ 99,765	$ 102,585	$ 95,613	$ 81,664	366,313	379,627	367,738
United Bankshares [Member]
Condensed Income Statements, Captions [Line Items]
Bank subsidiaries									217,000	272,500	287,500
Net interest income									970	446	335
Bank subsidiaries									43,852	35,931	39,678
Nonbank subsidiaries									27	27	27
Other income									2,167	3,053	3,418
Total Income									264,016	311,957	330,958
Operating expenses									67,968	50,242	47,273
Income before income taxes and Equity in Undistributed Net Income of Subsidiaries									196,048	261,715	283,685
Applicable income tax benefit									(4,521)	(2,196)	(779)
Income of Subsidiaries									200,569	263,911	284,464
Bank subsidiaries									170,997	117,594	83,507
Nonbank subsidiaries									(5,253)	(1,878)	(233)
Net Income									$ 366,313	$ 379,627	$ 367,738